Segments Disclosures - Reported Segment Earnings (Loss) and Segment Assets (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues		$ 2,101	$ 2,347	$ 2,249
Fuel, carbon compliance and purchased power		968	1,086	1,100
Gross margin		1,133	1,261	1,149
Operations, maintenance and administration		472	475	515
Depreciation and amortization		654	590	574
Asset impairment		84	25	73
Gain on termination of Keephills 3 coal rights contract	$ 88	0	88	0
Taxes, other than income taxes		33	29	31
Termination of Sundance B and CPPAs		0	56	157
Net other operating expense (income)		(11)	(49)	(47)
Operating income		(99)	335	160
Equity income from associate		1	0	0
Finance lease income		7	6	8
Net interest expense		(238)	(179)	(250)
Foreign exchange gain (loss)		17	(15)	(15)
Gain on sale of assets and other		9	46	1
Earnings (loss) before income taxes		(303)	193	(96)
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Revenues		(3)
Fuel, carbon compliance and purchased power		0
Gross margin		(3)
Operations, maintenance and administration		0
Depreciation and amortization		1
Asset impairment		0
Taxes, other than income taxes		0
Net other operating expense (income)		0
Operating income		(2)
Equity income from associate		1
Finance lease income		0
Net interest expense		1
Foreign exchange gain (loss)		0
Gain on sale of assets and other		0
Earnings (loss) before income taxes		0
Operating segments
Disclosure of operating segments [line items]
Revenues		2,104
Fuel, carbon compliance and purchased power		968
Gross margin		1,136
Operations, maintenance and administration		472
Depreciation and amortization		655
Asset impairment		84
Taxes, other than income taxes		33
Net other operating expense (income)		(11)
Operating income		(97)
Equity income from associate		0
Finance lease income		7
Net interest expense		(239)
Foreign exchange gain (loss)		17
Gain on sale of assets and other		9
Earnings (loss) before income taxes		(303)
Hydro | Operating segments
Disclosure of operating segments [line items]
Revenues		152	156	156
Fuel, carbon compliance and purchased power		8	7	6
Gross margin		144	149	150
Operations, maintenance and administration		37	36	38
Depreciation and amortization		28	32	30
Asset impairment		2	2	0
Gain on termination of Keephills 3 coal rights contract			0
Taxes, other than income taxes		2	3	3
Termination of Sundance B and CPPAs			0	0
Net other operating expense (income)		0	0	0
Operating income		75	76	79
Equity income from associate		0
Finance lease income		0	0	0
Wind and Solar | Operating segments
Disclosure of operating segments [line items]
Revenues		332	312	282
Fuel, carbon compliance and purchased power		25	16	17
Gross margin		307	296	265
Operations, maintenance and administration		53	50	50
Depreciation and amortization		136	124	110
Asset impairment		0	0	12
Gain on termination of Keephills 3 coal rights contract			0
Taxes, other than income taxes		8	8	8
Termination of Sundance B and CPPAs			0	0
Net other operating expense (income)		0	(10)	(6)
Operating income		110	124	91
Equity income from associate		0
Finance lease income		0	0	0
North American Gas | Operating segments
Disclosure of operating segments [line items]
Revenues		217	209	232
Fuel, carbon compliance and purchased power		66	74	96
Gross margin		151	135	136
Operations, maintenance and administration		49	44	48
Depreciation and amortization		46	41	43
Asset impairment		0	0	0
Gain on termination of Keephills 3 coal rights contract			0
Taxes, other than income taxes		2	1	1
Termination of Sundance B and CPPAs			0	0
Net other operating expense (income)		0	(1)	0
Operating income		54	50	44
Equity income from associate		0
Finance lease income		5	6	8
Australian Gas | Operating segments
Disclosure of operating segments [line items]
Revenues		158	160	165
Fuel, carbon compliance and purchased power		10	9	8
Gross margin		148	151	157
Operations, maintenance and administration		32	37	37
Depreciation and amortization		43	48	49
Asset impairment		0	0	0
Gain on termination of Keephills 3 coal rights contract			0
Taxes, other than income taxes		0	0	0
Termination of Sundance B and CPPAs			0	0
Net other operating expense (income)		0	0	0
Operating income		73	66	71
Equity income from associate		0
Finance lease income		2	0	0
Alberta Thermal | Operating segments
Disclosure of operating segments [line items]
Revenues		619	816	912
Fuel, carbon compliance and purchased power		573	570	666
Gross margin		46	246	246
Operations, maintenance and administration		131	138	171
Depreciation and amortization		270	233	241
Asset impairment		75	15	38
Gain on termination of Keephills 3 coal rights contract			88
Taxes, other than income taxes		15	13	13
Termination of Sundance B and CPPAs			56	157
Net other operating expense (income)		(11)	(40)	(41)
Operating income		(434)	31	(19)
Equity income from associate		0
Finance lease income		0	0	0
Centralia | Operating segments
Disclosure of operating segments [line items]
Revenues		497	571	442
Fuel, carbon compliance and purchased power		279	416	314
Gross margin		218	155	128
Operations, maintenance and administration		60	67	61
Depreciation and amortization		105	83	74
Asset impairment		7	(10)	0
Gain on termination of Keephills 3 coal rights contract			0
Taxes, other than income taxes		5	3	5
Termination of Sundance B and CPPAs			0	0
Net other operating expense (income)		0	0	0
Operating income		41	12	(12)
Equity income from associate		0
Finance lease income		0	0	0
Energy Marketing | Operating segments
Disclosure of operating segments [line items]
Revenues		122	129	67
Fuel, carbon compliance and purchased power		0	0	0
Gross margin		122	129	67
Operations, maintenance and administration		30	30	24
Depreciation and amortization		2	2	2
Asset impairment		0	0	0
Gain on termination of Keephills 3 coal rights contract			0
Taxes, other than income taxes		0	0	0
Termination of Sundance B and CPPAs			0	0
Net other operating expense (income)		0	0	0
Operating income		90	97	41
Equity income from associate		0
Finance lease income		0	0	0
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenues		7	(6)	(7)
Fuel, carbon compliance and purchased power		7	(6)	(7)
Gross margin		0	0	0
Operations, maintenance and administration		80	73	86
Depreciation and amortization		25	27	25
Asset impairment		0	18	23
Gain on termination of Keephills 3 coal rights contract			0
Taxes, other than income taxes		1	1	1
Termination of Sundance B and CPPAs			0	0
Net other operating expense (income)		0	2	0
Operating income		(106)	(121)	(135)
Equity income from associate		0
Finance lease income		$ 0	$ 0	$ 0